Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and expenses
Schedule of finance income

	2020	2019	2018
	US $’000
Interest income	1,915	2,447	2,492
Gain from repurchase of debt (see Note 1(b))	6,188
Net foreign currency exchange rate differences			16,709
	8,103	2,447	19,201

Schedule of finance expenses

	2020	2019	2018
	US $’000
Interest expenses	150,371	147,383	100,584
Adjustments to financial liabilities in respect of estimated cashflows (see Note 12(b))	21,971
Net foreign currency exchange rate differences	13,718	8,351
Impairment losses on trade and other receivables	3,303	1,013	1,122
	189,363	156,747	101,706